ISU-type awards (Details 4) (Stock compensation plan, CHF)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Scaled Incentive Share Unit (SISU)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award	The Scaled Incentive Share Unit (SISU) plan is a share-based, long-term incentive plan for managing directors and directors. SISUs were granted in January 2010 as part of the 2009 deferred compensation. SISUs are similar to Incentive Share Units (ISUs) (refer to Incentive Share Unit below) except with a four-year vesting period, subject to early retirement rules, and the leverage component contains an additional performance condition which could increase or decrease the number of any additional shares. The SISU base unit vests equally on each of the four anniversaries of the grant date, whereas the SISU leverage unit will only vest on the fourth anniversary of the grant date. The new performance condition links the final delivery of additional shares to an average of the reported ROE. If the average ROE over the four-year vesting period is higher than a pre-set target established as of the grant date, the number of additional shares calculated by reference to the average Group share price increase will be adjusted positively, and if it is below the target, the number of additional shares will be adjusted negatively, but not below zero. The final number of additional shares to be delivered at the end of the four-year vesting period will be determined first on the basis of the Group share price development (share price multiplier) and then on the basis of the average ROE development (ROE multiplier). Group shares are delivered shortly after the SISU base component and SISU leverage component vest. The number of additional shares per SISU was capped at a maximum of three times the grant date value, with a delivery of no more than three shares, prior to the application of the scaling factor, which can be as high as up to 2.5.
SISU base unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years 0 months 0 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	4,700,000	9,600,000	14,700,000
Settled (in shares)	(4,600,000)	(4,800,000)	(4,900,000)
Forfeited (in shares)	(100,000)	(100,000)	(200,000)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	0	4,700,000	9,600,000
of which vested (in shares)	0	1,200,000	1,700,000
of which unvested (in shares)	0	3,500,000	7,900,000
Incentive Share Unit (ISU)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award	ISUs were the main form of share-based deferred compensation for all employees from 2006 to 2009. For 2009, ISUs were used for the deferred compensation awards granted to employees up to and including vice presidents. An ISU is similar to a share, but offers additional upside depending on the development of the Group share price, compared to predefined targets set on the grant date. For each ISU granted, the employee will receive at least one Group share (ISU base unit) over a three-year vesting period and could receive additional shares (ISU leverage unit) at the end of the three-year vesting period. The number of ISU leverage units to be converted to additional shares is calculated by multiplying the total number of ISU base units granted, less forfeitures, by a share price multiplier. The share price multiplier is determined based on the actual increase in the weighted-average monthly share price during the contractual term of the award versus the share price on the grant date. The ISU base unit vests equally on each of the three anniversaries of the grant date, whereas the ISU leverage unit will only vest on the third anniversary of the grant date. Group shares are delivered shortly after the ISU base units and the ISU leverage units vest.
ISU base unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years 0 months 0 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	1,200,000	3,600,000	13,300,000
Settled (in shares)	(100,000)	(1,800,000)	(8,800,000)
Forfeited (in shares)	(500,000)	(600,000)	(900,000)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	600,000	1,200,000	3,600,000
of which vested (in shares)	100,000	100,000	400,000
of which unvested (in shares)	500,000	1,100,000	3,200,000
ISU leverage unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Value of Award in Shares			0.986
ISU leverage unit | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other Than Options, Minimum Predefined Target Price		53.71
Bank | Scaled Incentive Share Unit (SISU)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	4,600,000	9,400,000	14,400,000
Settled (in shares)	(4,500,000)	(4,700,000)	(4,800,000)
Forfeited (in shares)	(100,000)	(100,000)	(200,000)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	0	4,600,000	9,400,000
of which vested (in shares)	0	1,200,000	1,700,000
of which unvested (in shares)	0	3,400,000	7,700,000
Bank | Incentive Share Unit (ISU)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	1,200,000	3,600,000	13,200,000
Settled (in shares)	(100,000)	(1,800,000)	(8,700,000)
Forfeited (in shares)	(500,000)	(600,000)	(900,000)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	600,000	1,200,000	3,600,000
of which vested (in shares)	100,000	100,000	400,000
of which unvested (in shares)	500,000	1,100,000	3,200,000